Significant Accounting Policies	6 Months Ended
Jun. 30, 2019
Significant Accounting Policies [Abstract]
SIGNIFICANT ACCOUNTING POLICIES
NOTE 2:-	SIGNIFICANT ACCOUNTING POLICIES

Basis of presentation of the financial statements

The interim condensed consolidated financial statements for the six months period ended June 30, 2019 have been prepared in accordance with IAS 34, "Interim Financial Reporting".

The accounting policies adopted in the preparation of the interim condensed consolidated financial statements are consistent with those followed in the preparation of the Company's annual financial statements for the year ended December 31, 2018 except as described below